Offerings	Apr. 27, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	(1a) An indeterminate number of or aggregate principal amount of the securities of each identified class is being registered, as may at various times be issued at indeterminate prices. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (1b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 456(b). (1c) In addition to any securities that may be registered hereunder, we are also registering an indeterminate number of ordinary shares as may be issued upon conversion or exercise of the securities issued directly hereunder. No separate consideration will be received for any ordinary shares so issued upon conversion or exercise. The ordinary shares may be represented by American Depositary Shares (the "Ordinary ADSs"), each of which represents a specified number of ordinary shares. Ordinary ADSs issuable upon deposit of the ordinary shares registered hereby have been or will be registered under a separate registration statement on Form F-6.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	(2a) An indeterminate number of or aggregate principal amount of the securities of each identified class is being registered, as may at various times be issued at indeterminate prices. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (2b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 456(b). (2c) The preferred shares may be represented by preferred American Depositary Shares (the "Preferred ADSs"), each of which represent a specified number of preferred shares. A separate Registration Statement on Form F-6 has been or will be filed for the registration of Preferred ADSs issuable upon deposit of the preferred shares. Preferred ADSs issuable upon deposit of the preferred shares registered hereby will be registered under a separate registration statement on Form F-6.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering Note	(3a) An indeterminate number of or aggregate principal amount of the securities of each identified class is being registered, as may at various times be issued at indeterminate prices. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (3b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 456(b).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01381%
Offering Note	(4a) An indeterminate number of or aggregate principal amount of the securities of each identified class is being registered, as may at various times be issued at indeterminate prices. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (4b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 456(b).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(5a) An indeterminate number of or aggregate principal amount of the securities of each identified class is being registered, as may at various times be issued at indeterminate prices. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (5b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 456(b).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(6a) An indeterminate number of or aggregate principal amount of the securities of each identified class is being registered, as may at various times be issued at indeterminate prices. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (6b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 456(b).